Related Party Balances And Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Balances And Transactions
11. RELATED PARTY BALANCES AND TRANSACTIONS
The table below sets forth the major related parties and their relationships with the Group:

Name of related parties	Relationship with the Group
Mr. Peng Zhao and companies controlled by him	Founder, Chairman and CEO of the Group and his controlled companies
Image Frame Investment (HK) Limited (under the control of Tencent Holdings Limited)	Principal shareholder of the Group
Individual executive officer	Executive officer of the Group
Details of amounts due from related parties as of December 31, 2020 and 2021 are as follows:

	As of December 31,
	2020	2021
	RMB	RMB
Receivables from Tencent Group’s on-line payment platform (1)	3,018	4,284
Prepaid cloud service fee to Tencent Group (1)	1,556	2,331
Amount due from Mr. Peng Zhao and companies controlled by him (2)	31,132	—
Advance to individual executive officer (3)	5,093	—

Total	40,799	6,615

Details of transactions with related parties for the years ended December 31, 2019, 2020 and 2021 are as follows
:

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Cloud services from Tencent Group (1)	2,063	6,109	18,119
On-line payment platform clearing services from Tencent Group (1)	836	1,886	5,464
Cash advance to Mr. Peng Zhao (2)	24,930	—	—
Cash advance to individual executive officer (3)	5,093	—	—

Total	32,922	7,995	23,583

(1)
Tencent Group represents companies under the control of Tencent Holdings Limited, including Image Frame Investment (HK) Limited. The Group purchases cloud services and on-line payment platform clearing services from Tencent Group.

(2)
The amount due from Mr. Peng Zhao and companies controlled by him was mainly cash advance with original one-year
term and bearing no interest, which was settled through the repurchase of Class B ordinary shares from TECHNWOLF LIMITED (Note 13).

(3)	It represents the advance granted to Mr. Tao Zhang, Chief Technology Officer of the Group, which was settled in cash in March 2021.